SUBSEQUENT EVENTS (Details Textual) - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	Mar. 24, 2015	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Proceeds from issuance of note		$ 100,000	$ 300,000	$ 340,000	$ 350,000
Stock issuable	25,895,312
Revenue benchmark	$ 5,000,000
Earnout payment	$ 500,000		$ 4,886,655	$ 324,379	$ 308,273
Stock units issued	10,370,000
Stock units vested	3,456,666
Stock units, unvested	6,913,333
Maximum [Member]
Earnout payment	$ 2,500,000
Jan 2015 Debt [Member]
Face amount, notes	$ 165,000
Warrants issued	75,000
Proceeds from issuance of note	$ 150,000
Interest charge at issuance	8.00%
Warrant exercise price	$ .30